Pension Plans (Schedule Of Amounts In Accumulated Other Comprehensive Income To Be Amortized Into Net Periodic Benefit Cost In Next Fiscal Year (Details) $ in Millions	Dec. 31, 2017 USD ($)
United States
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 1
Total	1
Int’l
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	22
Total	$ 22